U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

1.       NAME AND ADDRESS OF ISSUER:

         Pilgrim Mayflower Trust (formerly the "Northstar Trust")
         40 N. Central Avenue, Suite 1200
         Phoenix, Arizona 85004

2. NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER,
CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES):                      [   ]

      Pilgrim Emerging Markets Value Fund (formerly the "Northstar Emerging
            Markets Value Fund") - Class A, Class B and Class C shares.
      Pilgrim Growth + Value Fund (formerly the "Northstar Growth + Value Fund")
            - Class A, Class B and Class C shares.
      Pilgrim High Total Return Fund (formerly the "Northstar High Total Return
            Fund") - Class A, Class B and Class C shares.
      Pilgrim High Total Return Fund II (formerly the "Northstar High Total
            Return Fund II") - Class A, Class B and Class C shares.
      Pilgrim Income and Growth Fund (formerly the "Northstar Income and Growth
            Fund") - Class A, Class B and Class C shares.
      Pilgrim International Value Fund (formerly the "Northstar International
            Value Fund") - Class A, Class B and Class C shares.
      Pilgrim Research Enhanced Index Fund (formerly the "Northstar Research
            Enhanced Index Fund") - Class A, Class B, Class C, and Class I shares.

3.       INVESTMENT COMPANY ACT FILE NUMBER:    811-7978
         SECURITIES ACT FILE NUMBER:    33-67852

4(a). LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:

         October 31, 1999

4(b).    [   ]    CHECK BOX IF THIS FORM IS BEING FILED LATE (I.E. MORE THAN
                  90 CALENDAR DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR).
                  (SEE INSTRUCTION A.2.)

         NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c).    [   ]    CHECK BOX IF THE LAST TIME THE ISSUER WILL BE FILING THIS
                  FORM.

5.       CALCULATION OF REGISTRATION FEE:

         (I)    AGGREGATE SALE PRICE OF SECURITIES SOLD
                DURING THE FISCAL YEAR PURSUANT TO SECTION 24(F): $1,470,791,206

         (II)   AGGREGATE PRICE OF SECURITIES REDEEMED OR
                REPURCHASED DURING THE FISCAL YEAR:               $1,053,214,357

         (III)  AGGREGATE PRICE OF SECURITIES REDEEMED OR
                REPURCHASED DURING ANY PRIOR FISCAL YEAR
                ENDING NO EARLIER THAN OCTOBER 11,1995 THAT
                WERE NOT PREVIOUSLY USED TO REDUCE REGISTRATION
                FEES PAYABLE TO THE COMMISSION:                   $            0

         (IV)   TOTAL AVAILABLE REDEMPTION CREDITS [ADD
                 ITEMS 5(II) AND 5(III)]:                         $1,053,214,357


         (V)    NET SALES - IF ITEM 5(I) IS GREATER THAN ITEM
                5(IV), [SUBTRACT ITEM 5(IV) FROM ITEM 5(I)]:      $  417,576,849

         (VI)   REDEMPTION CREDITS AVAILABLE FOR USE IN
                FUTURE YEARS - IF ITEM 5(I) IS LESS THAN
                ITEM 5(IV) [SUBTRACT ITEM 5(IV) FROM ITEM
                5(I)]:                                                         0

         (VII)  MULTIPLIER FOR DETERMINING REGISTRATION
                FEE (SEE INSTRUCTION C.9):                            x .000278

         (VIII) REGISTRATION FEE DUE [MULTIPLY ITEM 5(V) BY
                ITEM 5(VII)] (ENTER "0" IF NO FEE IS DUE):        $   116,086.36
                                                                  ==============

6.       PREPAID SHARES

         IF THE RESPONSE TO ITEM 5(I) WAS DETERMINED BY DEDUCTING AN AMOUNT OF SECURITIES THAT WERE REGISTERED UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24E-2 AS IN EFFECT BEFORE [EFFECTIVE DATE OF RESCISSION OF RULE 24E-2], THEN REPORT THE AMOUNT OF SECURITIES (NUMBER OF SHARES OR OTHER UNITS) DEDUCTED
HERE: _0_. IF THERE IS A NUMBER OF SHARES OR OTHER UNITS THAT WERE REGISTERED PURSUANT TO 24E-2 REMAINING UNSOLD AT THE END OF THE FISCAL YEAR FOR WHICH THIS FORM IS FILED THAT ARE AVAILABLE FOR USE BY THE ISSUER IN FUTURE FISCAL YEARS, THEN STATE THAT NUMBER HERE: _0_.

7.       INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE
         END OF THE ISSUER'S FISCAL YEAR (SEE INSTRUCTION D):                 $0

8.       TOTAL AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE [LINE
         5(VIII) PLUE LINE 7]:                                    $   116,086.36
                                                                  ==============


9.       DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE
         COMMISSION'S LOCKBOX DEPOSITORY:                      December 15, 1999

         METHOD OF DELIVERY:

                           [ X ]    WIRE TRANSFER
                           [   ]    MAIL OR OTHER MEANS

                                   SIGNATURES

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITY AND ON THE DATE INDICATED.

By:  /S/  Agnes Mullady*
     --------------------------
                 Signature

     Agnes Mullady,
     -----------------------------------------
                    Name and Title







Date:  December 15, 1999
       -----------------

  *PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.